Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Financing receivable, recorded investment [Line items]
Loans		¥ 1,986,461	¥ 1,879,633
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans		1,011,275	874,720
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		147,283	149,048
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		155,165	233,201
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,251	1,699
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		691,697	474,305
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		15,879	16,467
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans		581,133	568,276
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		144,041	127,309
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		261	1,500
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		426,881	439,156
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		9,950	311
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans		4,179
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		4,179
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	389,874	436,637
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	54,803	54,545
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	2,721
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	287,328	334,389
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	4,152	4,025
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	40,870	43,678
Total [Member]
Financing receivable, recorded investment [Line items]
Loans		1,986,461	1,879,633
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		346,127	330,902
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		158,147	234,701
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans		287,328	334,389
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,251	1,699
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,126,909	917,486
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 66,699	¥ 60,456

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.